UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     March 31, 2010
                                              -------------------------

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Platinum Grove Asset Management, L.P.
           ------------------------------------------------------------
Address:          Reckson Executive Park, Building Four
           ------------------------------------------------------------
                  1100 King Street
           ------------------------------------------------------------
                  Rye Brook, NY 10573

Form 13F File Number:      28-10667
                       ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael R. Schwenk
           ------------------------------------------
Title:            General Counsel
           ------------------------------------------
Phone:            (914) 690-2103
           ------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Michael R. Schwenk           Rye Brook, NY               May 14, 2010
---------------------------   -----------------------      ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                           ----------------------------

Form 13F Information Table Entry Total:                    9
                                           ----------------------------

Form 13F Information Table Value Total:              $17,137
                                           ----------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

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   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------   ---  ----  ----------  --------  -------- ------  ----
ACE LTD                SHS                H0023R105   2,244       42,907      SH         SOLE                   42,907

AVAGO TECHNOLOGIES
  LTD                  SHS                Y0486S104     333       16,210      SH         SOLE                   16,210

BERKSHIRE HATHAWAY
  INC DEL              CL B               084670702   1,783       21,940      SH         SOLE                   21,940

COOPER INDUSTRIES PLC  SHS                G24140108   1,492       31,128      SH         SOLE                   31,128

CIT GROUP INC          COM                125581801   1,270       32,600      SH         SOLE                   32,600

COVIDIEN PLC           SHS                G2554F105   5,978      118,885      SH         SOLE                  118,885

TYCO INTERNATIONAL
  LTD                  SHS                H89128104   1,817       47,500      SH         SOLE                   47,500

ULTRA PETROLEUM CORP   COM                903914109   1,543       33,100      SH         SOLE                   33,100

WEATHERFORD
  INTERNATIONAL LT     REG                H27013103     677       42,700      SH         SOLE                   42,700

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